Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	$ 419,888	$ 137,291	$ 22,157
REVENUE FROM OTHER SOURCES	1,540	862	985
TOTAL	421,428	139,153	23,142
Products
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	414,114	133,794	18,817
REVENUE FROM OTHER SOURCES	1,540	862	985
TOTAL	415,654	135,656	19,802
Services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
REVENUE FROM CONTRACTS WITH CUSTOMERS	5,774	3,497	3,340
REVENUE FROM OTHER SOURCES	0	0	0
TOTAL	$ 5,774	$ 3,497	$ 3,340